Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 45.5%
Aerospace & Defense - 1.2%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$136,901
3.45%, 11/1/28	100,000	86,197
Northrop Grumman Corp.
3.25%, 1/15/28	150,000	136,715
4.75%, 6/1/43	50,000	44,029
Raytheon Technologies Corp.
3.95%, 8/16/25	275,000	268,401
4.05%, 5/4/47	50,000	39,439
		711,682
Agriculture - 0.1%
BAT Capital Corp.
2.26%, 3/25/28	75,000	59,687
4.76%, 9/6/49	25,000	17,040
		76,727
Auto Manufacturers - 0.6%
General Motors Co., 4.00%, 4/1/25	$50,000	48,271
General Motors Financial Co., Inc.
4.30%, 7/13/25	125,000	119,891
1.50%, 6/10/26	125,000	106,165
5.65%, 1/17/29	25,000	23,634
2.35%, 1/8/31	125,000	90,668
		388,629
Banks - 12.8%
Banco Santander SA
2.75%, 5/28/25	200,000	182,897
4.25%, 4/11/27	200,000	183,850
Bank of America Corp.
3.86%, (3 Month US Libor + 0.94%), 7/23/24(a)	50,000	49,326
4.20%, 8/26/24	165,000	162,340
4.18%, 11/25/27	25,000	23,172
3.42%, (3 Month US Libor + 1.04%), 12/20/28(a)	108,000	95,839
4.27%, (3 Month US Libor + 1.31%), 7/23/29(a)	125,000	113,585
2.88%, (3 Month US Libor + 1.19%), 10/22/30(a)	100,000	81,985
2.50%, (3 Month US Libor + 0.99%), 2/13/31(a)	25,000	19,719
2.59%, (SOFR + 2.15%), 4/29/31(a)	75,000	59,456
1.90%, (SOFR + 1.53%), 7/23/31(a)	100,000	74,422
2.97%, (SOFR + 1.33%), 2/4/33(a)	50,000	39,069
4.57%, (SOFR + 1.83%), 4/27/33(a)	50,000	44,800
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36(a)	75,000	54,212
6.11%, 1/29/37	100,000	96,294
Bank of New York Mellon Corp. (The), 4.60%, (SOFR + 1.76%), 7/26/30(a)	15,000	14,221

	Shares/ Principal	Fair Value

Banks (continued)
Barclays PLC, 2.85%, (SOFR + 2.71%), 5/7/26(a)	$200,000	$181,577
BNP Paribas SA
3.38%, 1/9/25(b)	252,000	239,737
1.32%, (SOFR + 1.00%), 1/13/27(a),(b)	225,000	191,827
BPCE SA, 4.00%, 9/12/23(b)	250,000	246,664
Citigroup, Inc.
4.04%, (3 Month US Libor + 1.02%), 6/1/24(a)	105,000	104,185
4.60%, 3/9/26	75,000	72,539
3.40%, 5/1/26	200,000	186,685
4.45%, 9/29/27	125,000	115,672
3.67%, (3 Month US Libor + 1.39%), 7/24/28(a)	50,000	45,035
4.13%, 7/25/28	100,000	90,260
2.98%, (SOFR + 1.42%), 11/5/30(a)	100,000	82,155
3.06%, (SOFR + 1.35%), 1/25/33(a)	50,000	39,358
Comerica Bank, 2.50%, 7/23/24	300,000	287,512
Credit Suisse Group AG, 4.55%, 4/17/26	255,000	234,222
Deutsche Bank AG
2.22%, (SOFR + 2.16%), 9/18/24(a)	150,000	143,000
2.13%, (SOFR + 1.87%), 11/24/26(a)	225,000	191,075
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	79,413
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26(a)	225,000	200,120
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	145,548
ING Groep NV, 4.63%, 1/6/26(b)	225,000	216,473
JPMorgan Chase & Co.
3.56%, (3 Month US Libor + 0.73%), 4/23/24(a)	40,000	39,609
3.80%, (3 Month US Libor + 0.89%), 7/23/24(a)	50,000	49,322
4.02%, (3 Month US Libor + 1.00%), 12/5/24(a)	125,000	122,957
2.30%, (SOFR + 1.16%), 10/15/25(a)	150,000	140,708
3.30%, 4/1/26	225,000	210,838
3.96%, (3 Month US Libor + 1.25%), 1/29/27(a)	175,000	165,202
3.51%, (3 Month US Libor + 0.95%), 1/23/29(a)	125,000	110,624
2.96%, (SOFR + 2.52%), 5/13/31(a)	25,000	19,793
2.96%, (SOFR + 1.26%), 1/25/33(a)	150,000	117,857
4.59%, (SOFR + 1.80%), 4/26/33(a)	21,000	18,888
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27(a),(b)	75,000	64,212

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Banks (continued)
Mitsubishi UFJ Financial Group, Inc., 3.75%, 7/18/39	$225,000	$174,755
Morgan Stanley
3.74%, (3 Month US Libor + 0.85%), 4/24/24(a)	50,000	49,480
3.70%, 10/23/24	275,000	268,109
2.72%, (SOFR + 1.15%), 7/22/25(a)	75,000	71,164
3.63%, 1/20/27	400,000	372,247
3.95%, 4/23/27	30,000	27,891
4.43%, (3 Month US Libor + 1.63%), 1/23/30(a)	50,000	45,948
2.70%, (SOFR + 1.14%), 1/22/31(a)	75,000	60,784
1.79%, (SOFR + 1.03%), 2/13/32(a)	125,000	91,311
2.48%, (SOFR + 1.36%), 9/16/36(a)	125,000	89,533
NatWest Group PLC, 4.52%, (3 Month US Libor + 1.55%), 6/25/24(a)	300,000	296,463
Toronto-Dominion Bank (The), 4.46%, 6/8/32	125,000	113,954
Wells Fargo & Co.
3.75%, 1/24/24	55,000	54,152
3.55%, 9/29/25	125,000	118,892
3.00%, 10/23/26	325,000	294,523
4.30%, 7/22/27	100,000	93,657
4.15%, 1/24/29	25,000	22,933
4.90%, (SOFR + 2.10%), 7/25/33(a)	120,000	110,106
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34(a)	75,000	63,803
		7,867,959
Beverages - 1.4%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	200,000	180,514
4.90%, 2/1/46	206,000	178,531
Constellation Brands, Inc.
4.40%, 11/15/25	200,000	195,985
3.60%, 2/15/28	100,000	91,487
3.15%, 8/1/29	125,000	107,342
Keurig Dr Pepper, Inc.
3.80%, 5/1/50	25,000	17,747
4.50%, 4/15/52	75,000	59,139
		830,745
Biotechnology - 0.5%
Amgen, Inc., 3.13%, 5/1/25	175,000	167,718
CSL Finance PLC, 4.25%, 4/27/32(b)	75,000	68,437
Royalty Pharma PLC, 1.20%, 9/2/25	100,000	88,182
		324,337
Building Materials - 0.5%
Carrier Global Corp.
2.49%, 2/15/27	225,000	199,536

	Shares/ Principal	Fair Value

Building Materials (continued)
2.72%, 2/15/30	$75,000	$61,883
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 4.90%, 12/1/32	25,000	23,663
Masco Corp., 1.50%, 2/15/28	50,000	40,366
		325,448
Chemicals - 0.4%
DuPont de Nemours, Inc., 4.21%, 11/15/23	175,000	173,936
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(b)	100,000	81,954
		255,890
Commercial Services - 0.7%
Emory University, 2.14%, 9/1/30	160,000	132,168
Global Payments, Inc., 2.65%, 2/15/25	75,000	70,105
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	207,172
S&P Global, Inc., 2.95%, 1/22/27	50,000	46,191
		455,636
Computers - 1.3%
Amdocs Ltd., 2.54%, 6/15/30	50,000	39,815
Apple, Inc., 3.25%, 2/23/26	175,000	167,985
Dell International LLC / EMC Corp.
5.45%, 6/15/23	54,000	54,129
5.85%, 7/15/25	25,000	25,195
6.02%, 6/15/26	175,000	175,764
5.30%, 10/1/29	25,000	23,281
Hewlett Packard Enterprise Co.
4.45%, 10/2/23	225,000	224,021
4.90%, 10/15/25	50,000	49,567
6.35%, 10/15/45	35,000	31,781
		791,538
Cosmetics/Personal Care - 0.5%
Colgate-Palmolive Co., 3.25%, 8/15/32	75,000	66,801
GSK Consumer Healthcare Capital US LLC, 3.38%, 3/24/27(b)	250,000	226,826
		293,627
Diversified Financial Services - 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.88%, 1/16/24	175,000	172,192
2.45%, 10/29/26	225,000	189,887
Air Lease Corp.
2.30%, 2/1/25	175,000	161,041
3.38%, 7/1/25	100,000	93,200
2.88%, 1/15/26	75,000	67,155
3.75%, 6/1/26	175,000	160,027
Ally Financial, Inc., 2.20%, 11/2/28	100,000	77,303
American Express Co.
2.50%, 7/30/24	35,000	33,531
3.63%, 12/5/24	175,000	170,158

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
Aviation Capital Group LLC, 1.95%, 1/30/26(b)	$75,000	$62,977
Avolon Holdings Funding Ltd.
3.95%, 7/1/24(b)	75,000	70,967
2.88%, 2/15/25(b)	150,000	135,708
4.25%, 4/15/26(b)	25,000	22,424
Capital One Financial Corp.
3.50%, 6/15/23	75,000	74,483
3.30%, 10/30/24	65,000	62,637
Intercontinental Exchange, Inc., 3.00%, 6/15/50	50,000	32,640
Nasdaq, Inc., 3.25%, 4/28/50	25,000	16,400
Visa, Inc., 3.15%, 12/14/25	100,000	95,486
		1,698,216
Electric - 3.1%
Alliant Energy Finance LLC, 3.75%, 6/15/23(b)	50,000	49,364
Ameren Corp., 3.50%, 1/15/31	25,000	21,459
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	39,794
Avangrid, Inc., 3.20%, 4/15/25	50,000	47,290
Berkshire Hathaway Energy Co., 6.13%, 4/1/36	74,000	75,484
Dominion Energy, Inc.
3.07%, 8/15/24(c)	175,000	168,520
3.38%, 4/1/30	50,000	42,982
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	19,670
Duke Energy Corp., 3.15%, 8/15/27	200,000	180,870
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(b)	100,000	76,630
Entergy Corp., 2.95%, 9/1/26	175,000	159,982
Exelon Corp., 4.05%, 4/15/30	50,000	45,300
FirstEnergy Corp.
2.65%, 3/1/30	150,000	121,125
2.25%, 9/1/30	50,000	38,508
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	66,260
NRG Energy, Inc., 3.75%, 6/15/24(b)	150,000	144,206
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	20,219
2.50%, 2/1/31	50,000	36,367
3.30%, 8/1/40	25,000	16,004
3.50%, 8/1/50	50,000	30,432
Sempra Energy, 3.40%, 2/1/28	125,000	112,884
Southern California Edison Co., 4.20%, 3/1/29	100,000	92,450
Southern Co. (The), 3.25%, 7/1/26	350,000	324,321
		1,930,121

	Shares/ Principal	Fair Value

Engineering & Construction - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28(b)	$200,000	$165,000

Entertainment - 0.3%
Warnermedia Holdings, Inc., 4.05%, 3/15/29(b)	200,000	173,177

Environmental Control - 0.3%
Republic Services, Inc., 2.50%, 8/15/24	150,000	143,252
Waste Management, Inc., 4.15%, 4/15/32	50,000	46,191
		189,443
Food - 0.4%
Mars, Inc., 2.70%, 4/1/25(b)	50,000	47,557
Sysco Corp.
4.45%, 3/15/48	25,000	20,305
6.60%, 4/1/50	25,000	26,245
Tyson Foods, Inc., 3.90%, 9/28/23	125,000	123,728
		217,835
Gas - 0.7%
East Ohio Gas Co. (The), 1.30%, 6/15/25(b)	50,000	44,902
NiSource, Inc.
3.49%, 5/15/27	400,000	367,652
3.60%, 5/1/30	25,000	21,736
		434,290
Healthcare-Products - 0.4%
Baxter International, Inc., 2.27%, 12/1/28	75,000	61,970
DH Europe Finance II SARL, 2.20%, 11/15/24	125,000	118,231
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	58,910
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	25,000	20,961
		260,072
Healthcare-Services - 0.9%
Adventist Health System, 2.95%, 3/1/29	25,000	21,802
Banner Health, 2.34%, 1/1/30	145,000	120,324
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	38,345
CommonSpirit Health, 3.91%, 10/1/50	110,000	78,248
Rush Obligated Group, 3.92%, 11/15/29	60,000	54,240
Stanford Health Care, 3.31%, 8/15/30	35,000	30,500
Sutter Health
2.29%, 8/15/30	25,000	20,137
4.09%, 8/15/48	225,000	181,287
		544,883

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Home Builders - 0.1%
Lennar Corp., 4.75%, 11/29/27	$45,000	$41,600

Insurance - 0.7%
AIA Group Ltd., 3.20%, 3/11/25(b)	200,000	192,243
New York Life Insurance Co., 3.75%, 5/15/50(b)	50,000	36,975
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	68,730
2.13%, 6/15/30	100,000	78,180
Willis North America, Inc., 2.95%, 9/15/29	50,000	41,121
		417,249
Internet - 0.3%
Amazon.com, Inc., 3.10%, 5/12/51	50,000	34,858
Expedia Group, Inc., 2.95%, 3/15/31	14,000	10,856
Meta Platforms, Inc., 3.50%, 8/15/27(b)	175,000	163,329
		209,043
Iron & Steel - 0.0%†
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	27,740

Lodging - 0.2%
Marriott International, Inc.
5.00%, 10/15/27	75,000	72,464
2.85%, 4/15/31	100,000	78,482
		150,946
Media - 1.1%
Comcast Corp.
3.70%, 4/15/24	150,000	147,461
3.95%, 10/15/25	125,000	121,452
3.30%, 4/1/27	125,000	115,976
3.75%, 4/1/40	25,000	19,656
Fox Corp., 4.03%, 1/25/24	75,000	74,087
Walt Disney Co. (The), 3.70%, 9/15/24	200,000	196,117
		674,749
Mining - 0.7%
Glencore Funding LLC
4.63%, 4/29/24(b)	250,000	247,615
1.63%, 4/27/26(b)	75,000	64,863
Newcrest Finance Pty Ltd., 3.25%, 5/13/30(b)	25,000	20,824
Newmont Corp., 2.25%, 10/1/30	150,000	115,993
		449,295
Miscellaneous Manufacturing - 0.2%
Eaton Corp., 4.15%, 3/15/33	75,000	67,728
General Electric Co., 6.75%, 3/15/32	50,000	54,001
		121,729
Oil & Gas - 0.6%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	47,538
Marathon Petroleum Corp.
3.63%, 9/15/24	50,000	48,443
3.80%, 4/1/28	25,000	22,316

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Phillips 66
3.70%, 4/6/23	$75,000	$74,748
3.85%, 4/9/25	25,000	24,232
1.30%, 2/15/26	25,000	21,866
3.90%, 3/15/28	150,000	137,759
		376,902
Pharmaceuticals - 0.6%
AbbVie, Inc.
4.05%, 11/21/39	125,000	100,830
4.88%, 11/14/48	25,000	21,985
Bristol-Myers Squibb Co., 2.95%, 3/15/32	50,000	42,695
Cigna Corp., 3.40%, 3/15/50	100,000	67,633
CVS Health Corp.
2.63%, 8/15/24	30,000	28,786
1.88%, 2/28/31	50,000	38,069
4.78%, 3/25/38	75,000	65,761
5.13%, 7/20/45	25,000	21,889
		387,648
Pipelines - 2.8%
Energy Transfer LP
4.20%, 9/15/23	175,000	173,117
2.90%, 5/15/25	100,000	93,028
5.25%, 4/15/29	100,000	94,023
5.30%, 4/15/47	25,000	19,946
5.40%, 10/1/47	50,000	40,480
Enterprise Products Operating LLC, 3.70%, 2/15/26	300,000	286,302
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	193,306	146,708
MPLX LP
4.80%, 2/15/29	50,000	46,511
2.65%, 8/15/30	125,000	97,888
4.50%, 4/15/38	75,000	60,353
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	100,000	100,053
5.63%, 3/1/25	275,000	274,764
5.00%, 3/15/27	100,000	95,909
Targa Resources Corp., 4.20%, 2/1/33	40,000	33,296
Williams Cos., Inc. (The), 4.00%, 9/15/25	175,000	168,354
		1,730,732
REITS - 2.8%
Agree LP, 4.80%, 10/1/32	110,000	98,019
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	46,865
2.38%, 7/15/31	30,000	22,610
American Tower Corp.
3.38%, 5/15/24	200,000	194,771
2.40%, 3/15/25	125,000	116,072

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

REITS (continued)
Camden Property Trust, 2.80%, 5/15/30	$75,000	$62,930
Crown Castle, Inc.
3.15%, 7/15/23	100,000	98,723
3.65%, 9/1/27	75,000	67,908
CubeSmart LP, 2.50%, 2/15/32	50,000	37,451
Essex Portfolio LP, 3.00%, 1/15/30	75,000	62,271
Federal Realty Investment Trust, 3.25%, 7/15/27	150,000	135,977
Host Hotels & Resorts LP, 2.90%, 12/15/31	75,000	55,016
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	40,098
Kilroy Realty LP, 4.75%, 12/15/28	100,000	91,341
National Retail Properties, Inc., 3.90%, 6/15/24	45,000	44,063
Prologis LP, 4.63%, 1/15/33	75,000	71,256
Realty Income Corp.
4.88%, 6/1/26	75,000	73,753
2.85%, 12/15/32	75,000	60,002
Regency Centers LP, 2.95%, 9/15/29	125,000	103,634
Spirit Realty LP, 3.40%, 1/15/30	100,000	81,221
UDR, Inc., 2.10%, 8/1/32	25,000	18,050
WP Carey, Inc.
4.60%, 4/1/24	25,000	24,811
4.00%, 2/1/25	30,000	29,021
3.85%, 7/15/29	75,000	66,135
2.40%, 2/1/31	25,000	19,176
		1,721,174
Retail - 1.2%
7-Eleven, Inc., 1.30%, 2/10/28(b)	100,000	80,602
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(b)	50,000	44,618
AutoNation, Inc.
4.50%, 10/1/25	55,000	53,246
1.95%, 8/1/28	25,000	19,812
Dollar Tree, Inc., 4.00%, 5/15/25	75,000	72,674
Lowe's Cos., Inc.
1.70%, 9/15/28	75,000	61,270
3.75%, 4/1/32	225,000	194,518
4.25%, 4/1/52	50,000	38,341
McDonald's Corp., 4.45%, 9/1/48	25,000	20,848
Starbucks Corp., 3.80%, 8/15/25	150,000	145,662
		731,591
Semiconductors - 1.0%
Broadcom, Inc.
4.15%, 4/15/32(b)	90,000	75,237
3.42%, 4/15/33(b)	150,000	114,425
3.47%, 4/15/34(b)	165,000	123,725
Intel Corp., 3.05%, 8/12/51	75,000	48,124

	Shares/ Principal	Fair Value

Semiconductors (continued)
Micron Technology, Inc., 2.70%, 4/15/32	$50,000	$36,314
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	41,653
2.50%, 5/11/31	125,000	93,896
2.65%, 2/15/32	75,000	55,902
		589,276
Software - 0.9%
Fiserv, Inc.
2.75%, 7/1/24	150,000	144,057
4.20%, 10/1/28	100,000	92,545
Oracle Corp.
2.88%, 3/25/31	225,000	177,373
3.60%, 4/1/40	25,000	16,970
VMware, Inc.
1.80%, 8/15/28	25,000	19,827
2.20%, 8/15/31	75,000	54,565
Workday, Inc.
3.50%, 4/1/27	50,000	46,212
3.80%, 4/1/32	25,000	21,724
		573,273
Telecommunications - 2.7%
AT&T, Inc.
2.30%, 6/1/27	120,000	104,933
2.55%, 12/1/33	175,000	129,488
4.90%, 8/15/37	50,000	44,157
4.85%, 3/1/39	85,000	73,592
3.50%, 6/1/41	100,000	72,039
3.65%, 6/1/51	50,000	33,800
3.50%, 9/15/53	25,000	16,599
T-Mobile USA, Inc.
3.50%, 4/15/25	125,000	119,487
1.50%, 2/15/26	50,000	43,901
3.75%, 4/15/27	200,000	184,660
2.05%, 2/15/28	200,000	165,809
3.88%, 4/15/30	167,000	148,075
5.20%, 1/15/33	75,000	71,717
3.00%, 2/15/41	50,000	33,414
Verizon Communications, Inc.
4.33%, 9/21/28	313,000	294,777
4.02%, 12/3/29	25,000	22,680
3.15%, 3/22/30	100,000	85,025
		1,644,153
Transportation - 0.4%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	70,105
Canadian Pacific Railway Co., 2.45%, 12/2/31	50,000	39,977
FedEx Corp., 3.40%, 2/15/28	25,000	22,724

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Transportation (continued)
Union Pacific Corp., 2.80%, 2/14/32	$100,000	$82,994
		215,800
Total Corporate Bonds and Notes
(Cost - $31,378,139)		27,998,155
Agency Mortgage Backed Securities - 36.8%
Federal Home Loan Mortgage Corporation - 4.9%
Federal Home Loan Mortgage Corporation
4.50%, 6/1/52	592,238	569,160
4.50%, 6/1/52	363,735	349,869
Freddie Mac Pool
4.00%, 1/1/49	298,986	284,056
4.00%, 3/1/50	468,137	441,172
3.00%, 12/1/50	689,433	605,786
2.50%, 9/1/51	913,575	773,151
		3,023,194
Federal National Mortgage Association - 14.5%
Fannie Mae Pool
4.50%, 6/1/31	298,246	292,661
4.00%, 8/1/45	820,631	781,892
4.00%, 1/1/46	465,569	436,432
4.50%, 7/1/48	363,520	351,954
5.00%, 11/1/48	271,996	268,667
Federal National Mortgage Association
2.00%, 10/1/52(d)	5,000,000	4,045,312
2.50%, 10/1/52(d)	1,000,000	839,063
3.50%, 10/1/52(d)	1,000,000	899,531
5.00%, 10/1/52(d)	1,000,000	973,750
		8,889,262
Government National Mortgage Association - 17.4%
Ginnie Mae
2.50%, 10/20/52(d)	1,000,000	857,657
4.00%, 10/20/52(d)	2,000,000	1,865,625
4.50%, 10/20/52(d)	2,000,000	1,913,125
5.00%, 10/20/52(d)	2,000,000	1,955,625
Ginnie Mae II Pool
3.50%, 4/20/47	205,883	189,271
3.50%, 12/20/47	255,693	235,066
4.50%, 2/20/48	133,525	130,596
4.50%, 5/20/48	135,962	132,819
4.50%, 8/20/48	171,117	167,167
5.00%, 8/20/48	36,063	35,438
4.50%, 9/20/48	603,258	589,315
5.00%, 10/20/48	205,112	204,376
5.00%, 11/20/48	129,730	129,265
5.00%, 12/20/48	67,631	67,388
5.00%, 1/20/49	198,108	197,397
4.00%, 2/20/49	176,339	166,394

	Shares/ Principal	Fair Value

Government National Mortgage Association (continued)
4.50%, 3/20/49	$5,828	$5,693
5.00%, 3/20/49	94,013	92,381
4.00%, 5/20/49	156,541	146,325
4.50%, 10/20/49	138,288	135,095
Government National Mortgage Association
3.00%, 9/20/49	737,364	654,020
3.00%, 11/20/51	921,337	814,527
		10,684,565
Total Agency Mortgage Backed Securities
(Cost - $24,184,815)		22,597,021
Asset Backed and Commercial Backed Securities - 8.9%

3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54	150,000	118,214

Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd., 4.22%, (SOFR + 1.45%), 1/15/37 (a),(b)	200,000	196,338

ASSURANT CLO LTD., 3.75%, (3 Month US Libor + 1.04%), 4/20/31 (a),(b)	1,500,000	1,456,510

Benchmark 2018-B1 Mortgage Trust, 2.75%, 1/15/51 (b)	100,000	67,401

BX Trust 2021-ARIA, 4.46%, (1 Month US Libor + 1.65%), 10/15/36 (a),(b)	150,000	139,497

Cathedral Lake VIII Ltd., 5.33%, (3 Month US Libor + 2.62%), 1/20/35 (a),(b)	150,000	133,267

CBAM 2018-5 Ltd., 3.76%, (3 Month US Libor + 1.02%), 4/17/31 (a),(b)	350,000	340,144

Citigroup Commercial Mortgage Trust 2015-GC29, 3.11%, 4/10/48 (b)	100,000	84,773

COMM 2017-COR2 Mortgage Trust, 3.00%, 9/10/50 (b)	100,000	73,547

Connecticut Avenue Securities Trust, 3.93%, (SOFR + 1.65%), 12/25/41 (a),(b)	34,000	30,955

DOLP Trust 2021-NYC, 2.96%, 5/10/41 (b)	200,000	160,776

Freddie Mac STACR REMIC Trust 2021-DNA5, 3.93%, (SOFR + 1.65%), 1/25/34 (a),(b)	26,050	25,406

Freddie Mac STACR REMIC Trust 2022-DNA1, 3.28%, (SOFR + 1.00%), 1/25/42 (a),(b)	70,024	68,211

Freddie Mac STACR REMIC Trust 2022-DNA3, 4.28%, (SOFR + 2.00%), 4/25/42 (a),(b)	27,455	27,251

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (b),(e)		$104,934	$84,045

Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53		250,000	201,206

Morgan Stanley Capital I Trust 2020-L4, 2.70%, 2/15/53		500,000	426,265

PHEAA Student Loan Trust 2012-1, 3.63%, (1 Month US Libor + 0.55%), 5/25/57 (a),(b)		174,725	172,007

TICP CLO X Ltd., 3.71%, (3 Month US Libor + 1.00%), 4/20/31 (a),(b)		1,550,000	1,511,073

Wells Fargo Commercial Mortgage Trust 2022-C62, 4.00%, 4/15/55 (e)		150,000	136,967

Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (b),(e)		6,748	6,833

Total Asset Backed and Commercial Backed Securities
(Cost - $5,922,637)			5,460,686
U.S. Treasury Securities and Agency Bonds - 5.7%

Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32		$600,000	526,973
3.30%, 5/19/32		170,000	158,119
3.50%, 9/1/32		40,000	37,386
2.85%, 3/28/34		370,000	321,457
1.70%, 4/23/35		540,000	390,730

U.S. Treasury Bond
4.25%, 5/15/39		440,000	458,493
3.13%, 11/15/41		420,000	365,482
2.75%, 8/15/42		560,000	455,197

U.S. Treasury Note, 4.13%, 9/30/27		810,000	813,101
Total U.S. Treasury Securities and Agency Bonds
(Cost - $4,156,247)			3,526,938
Sovereign Debts - 2.1%

Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/27 (b)		220,000	211,698

Mexico Government International Bond, 3.25%, 4/16/30		290,000	241,879

Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26		520,000	508,963

Peruvian Government International Bond, 3.23%, 7/28/21		20,000	10,865

Romanian Government International Bond
3.00%, 2/27/27(b)		90,000	75,870
2.12%, 7/16/31	EUR	30,000	18,638

		Shares/ Principal	Fair Value
Sovereign Debts (continued)

2.00%, 1/28/32(b)	EUR	$70,000	$42,064

Saudi Government International Bond, 3.63%, 3/4/28		210,000	198,475

Total Sovereign Debts
(Cost - $1,484,906)			1,308,452
Municipal Bonds - 1.4%

Bay Area Toll Authority, 1.63%, 4/1/28		10,000	8,456

California Statewide Communities Development Authority, 1.88%, 2/1/31		30,000	22,848

City of Tucson
1.46%, 7/1/28		5,000	4,129
1.93%, 7/1/31		30,000	23,337

Metropolitan Transportation Authority
5.99%, 11/15/30(f)		25,000	25,988
5.18%, 11/15/49		160,000	142,290

Municipal Improvement Corp. of Los Angeles
1.65%, 11/1/28		35,000	29,043
2.07%, 11/1/30		95,000	76,835

New Jersey Turnpike Authority
1.48%, 1/1/28		5,000	4,189
7.10%, 1/1/41		25,000	29,532

San Francisco Municipal Transportation Agency, 1.30%, 3/1/28		25,000	20,797

State of California, 7.60%, 11/1/40		175,000	220,036

State of Illinois, 5.10%, 6/1/33 (f)		265,000	252,428

Total Municipal Bonds
(Cost - $975,068)			859,908
Short-Term Investments - 20.0%
U.S. Treasury Securities - 11.3%
U.S. Treasury Bill, 2.99%, 11/22/22 (Cost - $6,920,426)(g)		6,950,000	6,921,705

Money Market Funds - 2.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(h) (Cost - $1,261,752)		1,261,752	1,261,752

Certificate of Deposit - 1.6%
CITIB, 3.80%, 1/8/23 (Cost - $1,000,000)		1,000,000	991,839

Commercial Paper - 5.0%
Alimentation Couche-Tard, Inc., 0.00%, 10/3/22 (g)		250,000	249,930
Bank of Montreal, 0.00%, 7/12/23 (g)		250,000	241,280
Federation des Caisses Desjardins du Quebec, 0.00%, 10/6/22 (g)		510,000	509,748
Liberty Street Funding LLC, 0.00%, 10/12/22 (g)		942,000	941,032

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value
Commercial Paper (continued)
National Bank of Canada, 0.00%, 10/5/22 (g)	$500,000	$499,787
Natixis SA, 0.00%, 11/1/22 (g)	342,000	341,049
Royal Bank of Canada, 3.51%, (1 Month US Fed Effective Rate + 0.43%), 12/23/22 (a),(b)	314,000	314,122
Total Commercial Paper (Cost - $3,098,483)		3,096,948
Total Short-Term Investments (Cost - $12,280,661)		12,272,244
Total Investments - 120.4%
(Cost - $80,382,473)		$74,023,404
Other Assets Less Liabilities - Net (20.4)%		(12,551,399)
Total Net Assets - 100.0%		$61,472,005
	Shares/ Principal	Fair Value
Securities Sold Short - (3.0)%
Agency Mortgage Backed Securities - (3.0)%
Federal National Mortgage Association - (3.0)%
Federal National Mortgage Association
4.00%, 10/1/52(d)	(1,000,000)	(927,187)
4.00%, 11/1/52(d)	(1,000,000)	(926,563)
		(1,853,750)
Total Securities Sold Short (Proceeds - $(1,898,574))		$(1,853,750)

†	Represents less than 0.05%.
(a)	Variable rate security. The rate shown is the rate in effect at period end.
(b)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2022, these securities amounted to $8,715,286 or 14.2% of net assets.
(c)	Step coupon.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	Sinking bond security.
(g)	Rate shown represents discount rate at the time of purchase.
(h)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	Morgan Stanley	26	12/20/2022	$2,913,625	$(49,937)
U.S. 2 Year Note Future	Morgan Stanley	19	12/30/2022	3,902,422	(59,389)
U.S. Long Bond Future	Morgan Stanley	5	12/20/2022	632,031	(26,333)
U.S. Ultra Bond Future	Morgan Stanley	29	12/20/2022	3,973,000	(334,755)

					(470,414)
Short Futures Contracts
Euro-Bobl Future	Morgan Stanley	2	12/8/2022	234,626	2,077
Long Gilt Future	Morgan Stanley	1	12/28/2022	107,611	14,389
U.S. 10 Year Ultra Future	Morgan Stanley	7	12/20/2022	829,391	35,187
U.S. 5 Year Note Future	Morgan Stanley	37	12/30/2022	3,977,789	90,702

					142,355
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(328,059)

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount†		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Quarterly	1.25%	3 Month New Zealand Dollar Bank Bill Rate	12/15/22	540,000	NZD	$(855)	$(129)	$(726)
Morgan Stanley	Semi-Annually	6 Month Euribor	1.50%	12/23/24	570,000	EUR	15,632	13,449	2,183
Morgan Stanley	Annually	Tokyo Overnight Weighted Average Rate	0.00%	12/21/27	140,080,000	JPY	14,282	13,475	807
Morgan Stanley	Semi-Annually	3.75%	6 Month Australian Bill	12/21/27	20,000	AUD	(298)	(155)	(143)
Morgan Stanley	Semi-Annually	2.00%	6 Month Euribor	05/26/32	560,000	EUR	(26,402)	(7,836)	(18,566)
Morgan Stanley	Annually	Tokyo Overnight Weighted Average Rate	0.50%	05/26/32	144,620,000	JPY	13,144	4,068	9,076
Morgan Stanley	Annually	3.25%	SOFR-COMPOUND	05/26/32	560,000	USD	(10,246)	(7,882)	(2,364)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.00%	08/25/32	70,000	EUR	6,530	4,283	2,247

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Interest Rate Swaps (continued)
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount†		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	Sterling Overnight Interbank Average Rate	2.50%	08/25/32	120,000	GBP	$5,773	$361	$5,412
Morgan Stanley	Semi-Annually	2.50%	6 Month Euribor	08/30/32	170,000	EUR	(4,671)	(4,914)	243
Morgan Stanley	Quarterly	3 Month Stockholm Interbank Offered Rate	2.75%	09/08/32	1,180,000	SEK	1,031	139	892
Morgan Stanley	Annually	SOFR-COMPOUND	3.00%	10/04/32	240,000	USD	2,511	1,803	708
Morgan Stanley	Semi-Annually	3.20%	6 Month Euribor	10/04/32	210,000	EUR	(6)	167	(173)
Morgan Stanley	Annually	2.25%	Sterling Overnight Interbank Average Rate	12/21/32	30,000	GBP	(5,756)	(2,980)	(2,776)
Morgan Stanley	Semi-Annually	3 Month Canadian Dollar Offered Rate	3.25%	12/21/32	50,000	CAD	1,288	1,119	169
Morgan Stanley	Annually	2.50%	Secured Overnight Financing Rate	12/21/32	390,000	USD	(34,069)	(25,298)	(8,771)
Morgan Stanley	Semi-Annually	3.75%	6 Month Australian Bill	12/21/32	60,000	AUD	(2,205)	(1,422)	(783)
Morgan Stanley	Semi-Annually	2.75%	6 Month Euribor	12/21/32	100,000	EUR	(1,830)	209	(2,039)
Morgan Stanley	Annually	Tokyo Overnight Weighted Average Rate	0.25%	12/21/32	99,600,000	JPY	20,793	18,322	2,471
Morgan Stanley	Annually	Swiss Average Rate Overnight	1.75%	12/21/32	10,000	CHF	300	335	(35)
Morgan Stanley	Quarterly	3 Month Stockholm Interbank Offered Rate	3.00%	12/21/32	640,000	SEK	891	(465)	1,356
Morgan Stanley	Semi-Annually	6 Month Norway Ibor	3.50%	12/21/32	50,000	NOK	5	50	(45)
Morgan Stanley	Semi-Annually	6 Month Euribor	1.50%	12/21/32	40,000	EUR	2,747	2,286	461
Morgan Stanley	Annually	3.80%	Sterling Overnight Interbank Average Rate	07/31/35	130,000	GBP	(6,596)	(382)	(6,214)
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS							$(8,007)	$8,603	$(16,610)

†	Unless otherwise indicated, notional amount is shown in USD.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Morgan Stanley	CD The Boeing Company	Quarterly	Buy	1.00%	–	BBB-	06/20/24	$100,000	$(682)	$824	$(1,506)
Morgan Stanley	CD CD.NA.IG.34	Quarterly	Buy	1.00%	–	BBB	06/20/25	625,000	796	4,851	(4,055)
Morgan Stanley	CD General Electric Company	Quarterly	Buy	1.00%	–	BBB+	06/20/26	325,000	(2,468)	3,285	(5,753)
Morgan Stanley	CD CDX.IG.37	Quarterly	Buy	1.00%	–	NR	12/20/26	1,225,000	4,447	18,222	(13,775)
Morgan Stanley	CD Prudential Financial	Quarterly	Buy	1.00%	–	A-	06/21/27	175,000	309	601	(292)
Morgan Stanley	CD CDX.NA.IG.38	Quarterly	Buy	1.00%	–	NR	06/21/27	1,850,000	852	9,926	(9,074)
Morgan Stanley	CD Republic Of Indonesia	Quarterly	Buy	1.00%	–	BBB	12/20/27	550,000	(14,259)	(4,754)	(9,505)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS									$(11,005)	$32,955	$(43,960)

*	Using S&P's rating of the issuer or the underlying securities of the index.

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
12/15/22	Morgan Stanley	110,536	GBP	126,686	USD	$(3,161)
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(3,161)

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Pound Sterling
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar